Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 3.7%
Curtiss-Wright Corp.	660	$216,936
General Dynamics Corp.	5,435	1,642,457
HEICO Corp., Class A	5,902	1,202,592
Lockheed Martin Corp.	4,815	2,814,656
Northrop Grumman Corp.	2,943	1,554,110
RTX Corp.	4,426	536,254
Textron, Inc.	10,735	950,906
		8,917,911
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	9,685	1,272,609
United Parcel Service, Inc., Class B	8,991	1,225,833
		2,498,442
Automobile Components - 0.1%
BorgWarner, Inc.	6,756	245,175
Automobiles - 0.5%
General Motors Co.	24,461	1,096,831
Banks - 6.1%
Bank of America Corp.	77,493	3,074,922
Bank OZK	1,007	43,291
Citigroup, Inc.	29,699	1,859,157
Citizens Financial Group, Inc.	23,265	955,493
First Horizon Corp.	4,522	70,227
FNB Corp.	4,581	64,638
Huntington Bancshares, Inc.	17,998	264,571
JPMorgan Chase & Co.	26,263	5,537,816
KeyCorp	39,228	657,069
Popular, Inc.	392	39,306
Valley National Bancorp	18,744	169,821
Wells Fargo & Co.	34,476	1,947,549
		14,683,860
Beverages - 0.3%
Coca-Cola Co. (The)	7,738	556,053
Molson Coors Beverage Co., Class B	2,473	142,247
		698,300
Biotechnology - 2.8%
Amgen, Inc.	1,165	375,375
Biogen, Inc. *	6,649	1,288,842
Blueprint Medicines Corp. *	4,082	377,585
Exelixis, Inc. *	11,870	308,026
Gilead Sciences, Inc.	25,635	2,149,238
Moderna, Inc. *	3,689	246,536
Natera, Inc. *	3,724	472,762
Neurocrine Biosciences, Inc. *	4,971	572,759
Regeneron Pharmaceuticals, Inc. *	235	247,041
REVOLUTION Medicines, Inc. *	3,282	148,839
United Therapeutics Corp. *	1,492	534,658
		6,721,661

	Shares/ Principal	Fair Value

Broadline Retail - 0.9%
Amazon.com, Inc. *	10,897	$2,030,438
Building Products - 0.6%
Advanced Drainage Systems, Inc.	226	35,518
Owens Corning	130	22,948
Trane Technologies PLC	3,759	1,461,236
		1,519,702
Capital Markets - 4.3%
Cboe Global Markets, Inc.	2,445	500,907
Charles Schwab Corp. (The)	10,683	692,365
CME Group, Inc.	10,407	2,296,305
Franklin Resources, Inc.	27,062	545,299
Interactive Brokers Group, Inc., Class A	1,004	139,917
Invesco Ltd.	99,164	1,741,320
Morgan Stanley	11,728	1,222,527
MSCI, Inc.	163	95,018
Nasdaq, Inc.	9,467	691,186
S&P Global, Inc.	2,010	1,038,406
State Street Corp.	14,882	1,316,610
		10,279,860
Chemicals - 1.3%
Cabot Corp.	413	46,161
Ecolab, Inc.	2,388	609,728
Huntsman Corp.	56,717	1,372,551
Linde PLC	91	43,394
LyondellBasell Industries NV, Class A	6,421	615,774
Mosaic Co. (The)	12,023	321,976
PPG Industries, Inc.	588	77,887
		3,087,471
Commercial Services & Supplies - 1.8%
Cintas Corp.	10,185	2,096,888
Veralto Corp.	544	60,852
Waste Connections, Inc.	5,133	917,883
Waste Management, Inc.	5,680	1,179,168
		4,254,791
Communications Equipment - 1.1%
Arista Networks, Inc. *	984	377,679
Cisco Systems, Inc.	10,158	540,609
Juniper Networks, Inc.	4,408	171,824
Motorola Solutions, Inc.	3,297	1,482,430
		2,572,542
Construction & Engineering - 1.0%
AECOM	3,733	385,507
Comfort Systems USA, Inc.	1,532	598,016
EMCOR Group, Inc.	1,404	604,464
MasTec, Inc. *	2,447	301,226
Quanta Services, Inc.	1,290	384,613
		2,273,826
Construction Materials - 0.2%
Vulcan Materials Co.	1,873	469,055

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Consumer Finance - 0.8%
American Express Co.	2,872	$778,886
Discover Financial Services	2,336	327,718
OneMain Holdings, Inc.	18,838	886,705
		1,993,309
Consumer Staples Distribution & Retail - 2.8%
Costco Wholesale Corp.	855	757,975
Kroger Co. (The)	26,228	1,502,864
Target Corp.	2,880	448,877
Walmart, Inc.	47,934	3,870,670
		6,580,386
Containers & Packaging - 0.5%
Crown Holdings, Inc.	7,810	748,823
Packaging Corp. of America	2,323	500,374
		1,249,197
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	119,208	2,622,576
Liberty Global Ltd., Class A *	11,064	233,561
Verizon Communications, Inc.	23,291	1,045,999
		3,902,136
Electric Utilities - 2.7%
Edison International	6,137	534,471
Exelon Corp.	48,570	1,969,514
IDACORP, Inc.	12,880	1,327,799
OGE Energy Corp.	40,397	1,657,085
Pinnacle West Capital Corp.	8,594	761,343
PPL Corp.	6,054	200,266
		6,450,478
Electrical Equipment - 1.9%
AMETEK, Inc.	4,454	764,796
Eaton Corp. PLC	9,786	3,243,472
Emerson Electric Co.	4,479	489,868
		4,498,136
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp., Class A	8,775	571,779
Avnet, Inc.	5,420	294,360
Flex Ltd. *	16,945	566,471
TE Connectivity PLC	13,350	2,015,717
Trimble, Inc. *	1,109	68,858
		3,517,185
Energy Equipment & Services - 1.2%
Halliburton Co.	63,379	1,841,160
Schlumberger NV	22,763	954,908
		2,796,068
Entertainment - 0.4%
ROBLOX Corp., Class A *	2,022	89,494
Walt Disney Co. (The)	8,975	863,305
		952,799

	Shares/ Principal	Fair Value

Financial Services - 5.6%
Berkshire Hathaway, Inc., Class B *	19,959	$9,186,329
Mastercard, Inc., Class A	4,187	2,067,541
PayPal Holdings, Inc. *	3,540	276,226
Visa, Inc., Class A	7,207	1,981,565
		13,511,661
Food Products - 0.4%
Archer-Daniels-Midland Co.	2,483	148,334
Freshpet, Inc. *	1,201	164,261
Hershey Co. (The)	1,027	196,958
Seaboard Corp.	31	97,247
Tyson Foods, Inc., Class A	7,477	445,330
		1,052,130
Gas Utilities - 0.1%
New Jersey Resources Corp.	4,431	209,143
Ground Transportation - 0.7%
CSX Corp.	38,376	1,325,123
JB Hunt Transport Services, Inc.	2,414	416,005
		1,741,128
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	11,014	1,255,706
Becton Dickinson & Co.	1,995	480,994
Boston Scientific Corp. *	16,169	1,354,962
Edwards Lifesciences Corp. *	2,342	154,549
Medtronic PLC	31,052	2,795,612
Stryker Corp.	7,123	2,573,255
		8,615,078
Health Care Providers & Services - 4.8%
Cardinal Health, Inc.	5,109	564,647
Centene Corp. *	16,354	1,231,129
Chemed Corp.	125	75,121
Cigna Corp. (The)	2,771	959,985
CVS Health Corp.	9,758	613,583
Elevance Health, Inc.	2,948	1,532,960
Encompass Health Corp.	918	88,716
HCA Healthcare, Inc.	4,356	1,770,409
Labcorp Holdings, Inc.	1,856	414,779
Quest Diagnostics, Inc.	2,368	367,632
Tenet Healthcare Corp. *	874	145,259
UnitedHealth Group, Inc.	6,338	3,705,702
Universal Health Services, Inc., Class B	448	102,596
		11,572,518
Health Care REITs - 0.5%
Ventas, Inc.	16,884	1,082,771
Hotels, Restaurants & Leisure - 1.5%
Aramark	1,284	49,729
Booking Holdings, Inc.	66	278,000
Carnival Corp. *	28,101	519,307
Domino's Pizza, Inc.	642	276,150
Marriott International, Inc., Class A	1,313	326,412
McDonald's Corp.	1,287	391,904

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International *	9,021	$352,631
Texas Roadhouse, Inc.	4,377	772,978
Travel + Leisure Co.	5,942	273,807
Wingstop, Inc.	632	262,963
		3,503,881
Household Durables - 1.7%
DR Horton, Inc.	5,553	1,059,346
NVR, Inc. *	50	490,590
PulteGroup, Inc.	1,656	237,685
Taylor Morrison Home Corp. *	3,120	219,211
Toll Brothers, Inc.	9,771	1,509,522
Whirlpool Corp.	5,444	582,508
		4,098,862
Household Products - 2.6%
Colgate-Palmolive Co.	13,870	1,439,845
Kimberly-Clark Corp.	14,592	2,076,150
Procter & Gamble Co. (The)	14,629	2,533,743
Spectrum Brands Holdings, Inc.	1,960	186,474
		6,236,212
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	8,074	161,965
Vistra Corp.	356	42,200
		204,165
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	1,564	323,294
Industrial REITs - 0.7%
First Industrial Realty Trust, Inc.	1,842	103,115
Lineage, Inc.	4,782	374,813
Prologis, Inc.	9,283	1,172,258
		1,650,186
Insurance - 3.7%
Allstate Corp. (The)	9,572	1,815,330
Arch Capital Group Ltd. *	1,273	142,423
Brown & Brown, Inc.	10,470	1,084,692
Marsh & McLennan Cos., Inc.	10,563	2,356,500
MetLife, Inc.	7,750	639,220
Progressive Corp. (The)	2,006	509,042
Reinsurance Group of America, Inc.	6,134	1,336,415
Unum Group	16,266	966,851
		8,850,473
Interactive Media & Services - 0.5%
Alphabet, Inc., Class A	5,267	873,532
Snap, Inc., Class A *	20,737	221,886
		1,095,418
IT Services - 1.0%
Accenture PLC, Class A	4,278	1,512,187
Amdocs Ltd.	5,360	468,893
Kyndryl Holdings, Inc. *	14,225	326,891
		2,307,971

	Shares/ Principal	Fair Value

Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	6,396	$949,678
Illumina, Inc. *	1,927	251,300
IQVIA Holdings, Inc. *	1,870	443,134
Mettler-Toledo International, Inc. *	107	160,468
Thermo Fisher Scientific, Inc.	5,103	3,156,563
West Pharmaceutical Services, Inc.	231	69,337
		5,030,480
Machinery - 3.5%
Caterpillar, Inc.	4,656	1,821,055
Cummins, Inc.	302	97,785
Dover Corp.	1,218	233,539
Flowserve Corp.	9,843	508,785
Illinois Tool Works, Inc.	4,461	1,169,094
Oshkosh Corp.	11,271	1,129,467
PACCAR, Inc.	621	61,280
Parker-Hannifin Corp.	3,271	2,066,683
Westinghouse Air Brake Technologies Corp.	2,291	416,435
Xylem, Inc.	6,857	925,901
		8,430,024
Media - 1.9%
Comcast Corp., Class A	77,354	3,231,077
Fox Corp., Class A	31,563	1,336,062
Fox Corp., Class B	1,818	70,538
Sirius XM Holdings, Inc.	536	12,676
		4,650,353
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	18,259	911,489
Newmont Corp.	1,215	64,942
Nucor Corp.	10,766	1,618,560
United States Steel Corp.	2,081	73,522
		2,668,513
Multi-Utilities - 1.1%
Black Hills Corp.	1,132	69,188
CMS Energy Corp.	31,024	2,191,225
Public Service Enterprise Group, Inc.	2,984	266,203
		2,526,616
Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	16,443	2,421,561
ConocoPhillips	19,036	2,004,110
Devon Energy Corp.	24,607	962,626
Exxon Mobil Corp.	38,656	4,531,256
Marathon Petroleum Corp.	6,950	1,132,224
Ovintiv, Inc.	2,336	89,492
Phillips 66	4,866	639,636
		11,780,905
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	3,611	388,038
Passenger Airlines - 0.4%
Alaska Air Group, Inc. *	11,753	531,353

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Passenger Airlines (continued)
United Airlines Holdings, Inc. *	8,852	$505,095
		1,036,448
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	29,939	1,549,044
Eli Lilly & Co.	175	155,040
Johnson & Johnson	18,872	3,058,396
Merck & Co., Inc.	4,023	456,852
Pfizer, Inc.	78,209	2,263,368
Zoetis, Inc.	479	93,587
		7,576,287
Professional Services - 0.3%
Leidos Holdings, Inc.	1,999	325,837
Robert Half, Inc.	5,654	381,136
		706,973
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A *	2,649	329,748
Zillow Group, Inc., Class A *	441	27,311
		357,059
Residential REITs - 0.8%
AvalonBay Communities, Inc.	2,468	555,917
Camden Property Trust	4,266	526,979
Essex Property Trust, Inc.	2,913	860,558
		1,943,454
Retail REITs - 1.2%
Brixmor Property Group, Inc.	7,367	205,245
Kimco Realty Corp.	36,697	852,104
Kite Realty Group Trust	1,010	26,826
NNN REIT, Inc.	6,744	327,016
Simon Property Group, Inc.	9,197	1,554,477
		2,965,668
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	44,088	1,034,304
Lam Research Corp.	2,074	1,692,550
Microchip Technology, Inc.	4,166	334,488
Micron Technology, Inc.	20,498	2,125,848
Monolithic Power Systems, Inc.	334	308,783
NVIDIA Corp.	3,486	423,340
QUALCOMM, Inc.	9,455	1,607,823
Texas Instruments, Inc.	1,864	385,046
		7,912,182
Software - 2.1%
Adobe, Inc. *	684	354,161
Atlassian Corp., Class A *	438	69,559
Crowdstrike Holdings, Inc., Class A *	499	139,955
Datadog, Inc., Class A *	2,222	255,663
Dropbox, Inc., Class A *	7,514	191,081
Fortinet, Inc. *	13,136	1,018,697
HubSpot, Inc. *	620	329,592

	Shares/ Principal	Fair Value

Software (continued)
Manhattan Associates, Inc. *	1,897	$533,778
Microsoft Corp.	4,917	2,115,785
Workiva, Inc. *	1,558	123,269
		5,131,540
Specialized REITs - 0.9%
Digital Realty Trust, Inc.	624	100,982
Equinix, Inc.	1,221	1,083,796
Lamar Advertising Co., Class A	1,881	251,302
Public Storage	1,435	522,153
VICI Properties, Inc.	3,110	103,594
		2,061,827
Specialty Retail - 1.2%
Bath & Body Works, Inc.	1,049	33,484
Best Buy Co., Inc.	2,974	307,214
Burlington Stores, Inc. *	119	31,354
Carvana Co. *	715	124,489
Dick's Sporting Goods, Inc.	1,290	269,223
Lowe's Cos., Inc.	1,700	460,445
Penske Automotive Group, Inc.	1,501	243,793
Ross Stores, Inc.	6,281	945,353
TJX Cos., Inc. (The)	2,080	244,483
Tractor Supply Co.	559	162,630
		2,822,468
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	7,939	1,849,787
Dell Technologies, Inc., Class C	2,838	336,417
Hewlett Packard Enterprise Co.	20,801	425,588
NetApp, Inc.	823	101,649
		2,713,441
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. *	1,626	259,266
NIKE, Inc., Class B	8,158	721,167
Ralph Lauren Corp.	1,280	248,154
Skechers USA, Inc., Class A *	2,211	147,960
Under Armour, Inc., Class C *	1,823	15,240
		1,391,787
Tobacco - 0.9%
Altria Group, Inc.	30,892	1,576,727
Philip Morris International, Inc.	5,557	674,620
		2,251,347
Trading Companies & Distributors - 0.8%
Ferguson Enterprises, Inc.	4,567	906,869
WESCO International, Inc.	1,067	179,235
WW Grainger, Inc.	908	943,239
		2,029,343
Total Common Stocks
(Cost - $194,999,388)		235,719,203

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(a) (Cost - $3,258,062)	3,258,062	$3,258,062
Total Short-Term Investments (Cost - $3,258,062)		3,258,062
Total Investments - 99.9%
(Cost - $198,257,450)		$238,977,265
Other Assets Less Liabilities - Net 0.1%		231,738
Total Net Assets - 100.0%		$239,209,003

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	13	12/20/2024	$3,779,262	$71,444